Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Property Plant And Equipment Estimated Useful Life
We compute depreciation of property, plant, and equipment using the straight-line method, based on the estimated useful life of each asset as follows:

Assets	Lives in Years
Refining	8 to 47
Logistics	3 to 30
Retail	14 to 18
Corporate	3 to 7
Software	3